Average Annual Total Returns - Pioneer Real Estate Shares VCT Portfolio	May 01, 2021
MorganStanleyCapitalInternationalMSCIREITIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	(7.57%)
5 Years	4.84%
10 Years	8.30%
Since Inception	9.85%
Inception Date	Mar. 01, 2095
Class I
Average Annual Return:
1 Year	(7.34%)
5 Years	3.87%
10 Years	8.01%
Since Inception	9.86%
Inception Date	Mar. 01, 2095
Class II
Average Annual Return:
1 Year	(7.62%)
5 Years	3.61%
10 Years	7.74%
Since Inception	8.86%
Inception Date	Aug. 01, 2000